Fees Summary	Jul. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,616,000.00
Previously Paid Amount	0.00
Total Fee Amount	706.71
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee for rule 457(r)
Net Fee	$ 706.71
Narrative - Max Aggregate Offering Price	$ 4,616,000.00
Final Prospectus	true